Taxes on Income - Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 14,404	$ 18,687	$ 19,633
Increases in unrecognized tax benefits as a result of tax positions taken during the year	374	1,478	1,412
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during a prior year	547	974
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(372)	(6,735)	(2,358)
Balance at end of year	$ 14,954	$ 14,404	$ 18,687